NOTE 11. INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Raw materials	-	296,472
Finished goods - displays and other products	-	529,080
Provision for inventories obsolescence	-	(638,151)
Total	-	187,401